LEASE - Other information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
LEASE
Operating cash flows from operating leases	¥ 18,147	$ 2,556
ROU assets obtained in exchange for operating lease liabilities	¥ 15,060	$ 2,121
Weighted-average remaining lease terms (in years)	3 years	3 years
Weighted-average discount rate	5.87%	5.87%